Other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other operating income (expense) [Abstract]
Schedule of Other Operating Income

	2024 £m	2023 £m	2022 £m
Operating lease rental income	1,681	1,383	1,077
Net losses on disposal of financial assets at fair value through other comprehensive income (note 29)	(157)	(140)	(76)
Gain on disposal of business[1]	–	191	–
Intercompany recharges and other	1,420	1,488	1,208
Total other operating income	2,944	2,922	2,209
1On 1 November 2023 the Group sold Halifax Share Dealing Limited to a fellow Lloyds Banking Group undertaking.